Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6,000	$ 7,264,000	$ (8,569,000)	$ (17,000)	$ (1,316,000)
Conversion of convertible promissory notes (in shares)	50,194
Conversion of convertible promissory notes		226,000			226,000
Share-based compensation		933,000			$ 933,000
Exercise of common stock options (in shares)	647,634				2,590,536
Exercise of common stock options	$ 1,000	692,000			$ 693,000
Exercise of stock purchase warrants (in shares)	500,000
Exercise of stock purchase warrants		375,000			375,000
Net loss			(4,927,000)		(4,927,000)
Balances at Dec. 31, 2015	$ 30,000	10,943,000	(13,667,000)	13,000	(2,681,000)
Foreign currency translation adjustment, net of taxes of $0				30,000	30,000
Balances (in shares) at Dec. 31, 2015	29,892,806
Share-based compensation		902,000			$ 902,000
Exercise of common stock options (in shares)
Exercise of stock purchase warrants (in shares)	50,000
Exercise of stock purchase warrants		42,000			$ 42,000
Net loss			(5,112,000)		(5,112,000)
Balances at Dec. 31, 2016	$ 32,000	14,029,000	(18,779,000)	76,000	(4,642,000)
Foreign currency translation adjustment, net of taxes of $0				63,000	63,000
Balances (in shares) at Dec. 31, 2016	32,201,306
Conversion of convertible promissory notes (in shares)	3,850,000
Conversion of convertible promissory notes	$ 4,000	5,837,000			5,841,000
Conversion of demand notes (in shares)	333,333
Conversion of demand notes		993,000			993,000
Charge for fair market value of beneficial conversion feature		2,954,000			2,954,000
Share-based compensation		1,024,000			$ 1,024,000
Exercise of common stock options (in shares)	220,000				220,000
Exercise of common stock options	$ 1,000	27,000			$ 28,000
Exercise of stock purchase warrants (in shares)	100,000
Exercise of stock purchase warrants		19,000			19,000
Net loss			(6,988,000)		(6,988,000)
Balances at Jun. 30, 2017	$ 37,000	$ 24,883,000	$ (25,767,000)	(108,000)	(955,000)
Foreign currency translation adjustment, net of taxes of $0				$ (184,000)	$ (184,000)
Balances (in shares) at Jun. 30, 2017	36,704,639